Note 19 - Share-based Compensation and Warrant Reserve - Schedule of Options (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Statement Line Items [Line Items]
Outstanding	8,221,178
Outstanding, weighted average exercise price (in CAD per share)	$ 1.14	$ 1.23
Granted	140,000	245,000
Granted, weighted average exercise price (in CAD per share)	$ 0.65	$ 0.56
Expired	(1,838,144)	(472,937)
Expired, weighted average exercise price (in CAD per share)	$ 2	$ 1.92
Forfeited	(235,000)	(1,502,487)
Forfeited, weighted average exercise price (in CAD per share)	$ 1.12	$ 1.4
Exercised	(231,000)
Exercised, weighted average exercise price (in CAD per share)	$ 0.55
Outstanding	6,339,504	8,221,178
Outstanding, weighted average exercise price (in CAD per share)	$ 0.94	$ 1.14
QPM options [member]
Statement Line Items [Line Items]
Granted	282,470
Granted, weighted average exercise price (in CAD per share)	$ 1.92